Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information (Unaudited)
Interest income	$ 11,515	$ 11,829	$ 11,214	$ 11,198	$ 11,214	$ 11,196	$ 11,125	$ 10,963	$ 45,756	$ 44,498	$ 45,665
Interest expense	1,278	1,271	1,230	1,220	1,217	1,240	1,278	1,309	4,999	5,044	6,342
Net interest income	10,237	10,558	9,984	9,978	9,997	9,956	9,847	9,654	40,757	39,454	39,323
Provision for loan losses	0	0	250	0	0	0	0	0	250	0	2,030
Noninterest income	2,381	2,337	2,461	1,987	2,168	2,313	2,183	2,085	9,166	8,749	10,866
Noninterest expense	9,541	8,978	9,267	8,708	9,090	9,899	8,811	8,707	36,494	36,507	40,763
Income tax (benefit) expense	1,083	1,377	1,001	1,119	1,074	802	1,121	1,045	4,580	4,042	2,422
Net income available to common shareholders	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 2,001	$ 1,568	$ 2,098	$ 1,987	$ 8,599	$ 7,654	$ 4,359
Net income (loss) per share:
Basic (loss) earnings per share (in dollars per share)	$ 0.37	$ 0.47	$ 0.35	$ 0.39	$ 0.37	$ 0.29	$ 0.39	$ 0.36	$ 1.58	$ 1.41	$ 0.80
Diluted (loss) earnings per share (in dollars per share)	$ 0.37	$ 0.47	$ 0.35	$ 0.39	$ 0.37	$ 0.29	$ 0.39	$ 0.36	$ 1.58	$ 1.41	$ 0.80